ACCRUED AND OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Business tax, VAT and others		¥ 75,444		¥ 75,354
Payable balance with indemnity by Xihua Group		49,800		49,800
Accrual for rental		57,809		56,194
Payable to Zhenjiang Foreign Language School		36,770		36,770
Accrued payroll and welfare		34,567		35,171
Payable to Jinghan Group		25,959		25,959
Professional service fees payable		28,368		30,022
Student tuition refund payable	[1]	10,743		253
Receipt in advance		6,551		6,757
Amounts due to cooperating partners		4,215		5,491
Lawsuit penalty payable		2,176
Due to former owners		1,254		1,254
Accrued interest payable		209		349
Current portion of consideration payable for acquisitions				2,258
Collection in advance on behalf of students		8,413		5,589
Advance from others		4,656		11,931
Employee reimbursement payable		6,927		6,927
Others		18,960		17,278
Total		¥ 372,821	$ 53,697	¥ 367,357

[1]	The balance represented tuition collected from students in advance but respective services could not be provided anymore.